Loans Payable (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016
Receivables [Abstract]
Unsecured non-interest bearing loans issued	$ 7,000	$ 98,350	$ 44,270	$ 69,350
Repaid Loans	$ 14,000